Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000205825
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	ESGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.85%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Epiphany Equity Fund - Institutional	34.49%	10.32%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 64,564,406	$ 64,564,406
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 315,501
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,564,406
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$315,501
Portfolio Turnover	37%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.1%
Materials	2.1%
Real Estate	2.4%
Utilities	2.4%
Energy	3.2%
Consumer Staples	5.8%
Industrials	7.5%
Consumer Discretionary	9.8%
Communications	10.2%
Health Care	10.7%
Financials	11.4%
Technology	33.4%

C000161987
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	DSCIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 3, 2015)
Dana Epiphany Small Cap Equity Fund - Institutional	34.04%	10.42%	7.02%
S&P 500® Index	38.02%	15.27%	13.73%
S&P SmallCap 600® Index	30.00%	9.20%	9.44%
Morningstar US Small Core Index	32.77%	9.39%	9.22%

The primary index was changed from S&P Small Cap 600 to S&P 500 Total Return because the latter is a broader-based market index. S&P Small Cap 600 is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date		Nov. 03, 2015
Material Change Date	Oct. 31, 2024
AssetsNet	$ 31,877,985	$ 31,877,985
Holdings Count | Holding	62	62
Advisory Fees Paid, Amount	$ 65,917
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,877,985
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$65,917
Portfolio Turnover	47%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.0%
Communications	1.4%
Consumer Staples	2.7%
Utilities	2.9%
Energy	4.0%
Real Estate	6.0%
Materials	6.2%
Consumer Discretionary	10.0%
Industrials	12.2%
Financials	16.9%
Health Care	17.5%
Technology	19.2%

C000131830
Shareholder Report [Line Items]
Fund Name	Dana Large Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	DLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Large Cap Equity Fund - Institutional	39.37%	12.62%	11.14%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,729,196	$ 71,729,196
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 326,203
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$71,729,196
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$326,203
Portfolio Turnover	12%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.8%
Materials	2.2%
Real Estate	2.4%
Utilities	2.4%
Energy	3.1%
Consumer Staples	5.8%
Industrials	6.6%
Consumer Discretionary	10.0%
Communications	10.5%
Health Care	11.1%
Financials	13.5%
Technology	31.5%

C000131829
Shareholder Report [Line Items]
Fund Name	Dana Large Cap Equity Fund
Class Name	Investor Class
Trading Symbol	DLCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$118	0.99%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Large Cap Equity Fund - Investor	38.97%	12.34%	10.85%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,729,196	$ 71,729,196
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 326,203
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$71,729,196
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$326,203
Portfolio Turnover	12%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.8%
Materials	2.2%
Real Estate	2.4%
Utilities	2.4%
Energy	3.1%
Consumer Staples	5.8%
Industrials	6.6%
Consumer Discretionary	10.0%
Communications	10.5%
Health Care	11.1%
Financials	13.5%
Technology	31.5%

C000123465
Shareholder Report [Line Items]
Fund Name	Foundry Partners Fundamental Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	DRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Foundry Partners Fundamental Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/foundry/. You can also request this information by contacting us at (800) 247-1014.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 247-1014
Additional Information Website	https://funddocs.filepoint.com/foundry/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Foundry Partners Small Cap Value - I	22.04%	10.35%	7.72%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%

The primary index was changed from Russell 2000 Value Index to Russell 3000 Total Return Index because the latter is a broader-based market index. The Russell 2000 Value Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 288,634,018	$ 288,634,018
Holdings Count | Holding	79	79
Advisory Fees Paid, Amount	$ 2,331,039
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$288,634,018
Number of Portfolio Holdings	79
Advisory Fee (net of waivers)	$2,331,039
Portfolio Turnover	144%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	0.7%
Money Market Funds	1.5%
Utilities	6.9%
Real Estate	7.1%
Consumer Discretionary	7.2%
Health Care	8.6%
Materials	8.7%
Energy	9.5%
Technology	10.3%
Financials	15.8%
Industrials	23.8%

C000123466
Shareholder Report [Line Items]
Fund Name	Foundry Partners Fundamental Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	DRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Foundry Partners Fundamental Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/foundry/. You can also request this information by contacting us at (800) 247-1014.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 247-1014
Additional Information Website	https://funddocs.filepoint.com/foundry/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$141	1.27%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Foundry Partners Small Cap Value - Investor	21.77%	10.08%	7.45%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%

The primary index was changed from Russell 2000 Value Index to Russell 3000 Total Return Index because the latter is a broader-based market index. The Russell 2000 Value Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 288,634,018	$ 288,634,018
Holdings Count | Holding	79	79
Advisory Fees Paid, Amount	$ 2,331,039
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$288,634,018
Number of Portfolio Holdings	79
Advisory Fee (net of waivers)	$2,331,039
Portfolio Turnover	144%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	0.7%
Money Market Funds	1.5%
Utilities	6.9%
Real Estate	7.1%
Consumer Discretionary	7.2%
Health Care	8.6%
Materials	8.7%
Energy	9.5%
Technology	10.3%
Financials	15.8%
Industrials	23.8%

C000237915
Shareholder Report [Line Items]
Fund Name	Kovitz Core Equity ETF
Trading Symbol	EQTY
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(877) 714-2327
Additional Information Website	https://www.kovitz.com/eqty
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kovitz Core Equity ETF	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	10 Years
Kovitz Core Equity ETF - NAV	33.68%	12.20%	10.05%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,159,467,482	$ 1,159,467,482
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 10,273,760
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,159,467,482
Number of Portfolio Holdings	40
Advisory Fee	$10,273,760
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.8%
Materials	2.5%
Health Care	4.4%
Consumer Staples	8.2%
Industrials	11.5%
Consumer Discretionary	11.9%
Communications	12.5%
Technology	22.3%
Financials	22.9%

C000123870
Shareholder Report [Line Items]
Fund Name	SMI Dynamic Allocation Fund
Trading Symbol	SMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMI Dynamic Allocation Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Dynamic Allocation Fund	$144	1.31%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	19.16%	3.94%	2.92%
S&P 500 Index	38.02%	15.27%	13.00%
Weighted Index*	26.44%	9.13%	8.52%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The Weighted Index for the SMI Dynamic Allocation Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.*

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 72,786,802	$ 72,786,802
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 742,047
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,786,802
Number of Portfolio Holdings	28
Advisory Fee	$742,047
Portfolio Turnover	195%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short Term Treasury ETFs	0.54
Money Markets, Cash & Cash Equivalents	1.02
International ETFs	3.83
Real Estate ETFs	4.47
Alternative Funds & ETFs	5.63
Gold Funds	11.96
Fixed Income Funds & ETFs	24.39
Domestic Equity ETFs	48.16

C000123869
Shareholder Report [Line Items]
Fund Name	SMI Multi-Strategy Fund
Trading Symbol	SMILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMI Multi-Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Multi-Strategy Fund	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 29, 2015)
SMI Multi-Strategy Fund	21.65%	6.77%	4.99%
S&P 500 Index	38.02%	15.27%	13.09%
Weighted Index*	26.44%	9.13%	8.47%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.34%

The Weighted Index for the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.*

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 53,104,620	$ 53,104,620
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 458,806
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$53,104,620
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$458,806
Portfolio Turnover	224%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
International Funds	0.01
Money Markets, Cash & Cash Equivalents	0.42
DAA Short Term Treasury ETFs	0.43
DAA International Funds & ETFs	1.87
DAA Real Estate ETF's	2.02
DAA Alternative Funds & ETFs	2.96
DAA Gold Funds	5.76
Sector Funds & ETF's	9.84
DAA Fixed Income Funds & ETFs	12.27
Small Cap Funds & ETFs	12.29
DAA Domestic ETFs	24.29
Large Cap Funds & ETF's	27.84

C000123868
Shareholder Report [Line Items]
Fund Name	Sound Mind Investing Fund
Trading Symbol	SMIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sound Mind Investing Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Mind Investing Fund	$138	1.22%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Sound Mind Investing Fund	26.20%	9.13%	7.30%
S&P 500 Index	38.02%	15.27%	13.00%
SMI Custom Index*	33.47%	10.64%	9.38%

The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20 Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index.*

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 105,680,840	$ 105,680,840
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 1,023,909
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$105,680,840
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$1,023,909
Portfolio Turnover	211%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
International Funds	0.04
Money Markets, Cash & Cash Equivalents	0.35
Small Cap Funds & ETFs	29.35
Large Cap Funds & ETFs	70.26